CONDENSED STATEMENTS OF CASH FLOWS	1 Months Ended	6 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Cash flows from operating activities
Net income (loss)	$ (5,000)	$ (1,846,965)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Payment of formation and operating costs through issuance of Class B ordinary shares	5,000
Interest income on investments held in the Trust Account		(6,396)
Change in fair value of warrant liability		527,802
Transaction costs allocated to the Warrants		755,071
Changes in operating assets and liabilities
Prepaid expenses		(861,283)
Accrued expenses		199,640
Net cash used in operating activities	0	(1,232,131)
Cash flows from investing activities
Investment of cash in the Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash flows from financing activities
Proceeds from sale of the Units, net of underwriting discounts paid		325,166,484
Proceeds from sale of the Public Warrants		12,933,516
Proceeds from sale of the Private Placement Warrants		9,900,000
Repayment of the Promissory Note — related party		(94,890)
Payment of offering costs		(147,461)
Net cash provided by financing activities		347,757,649
Net change in cash		1,525,518
Cash — beginning of period	0	0
Cash — end of period	0	1,525,518
Non-cash investing and financing activities
Offering costs included in accrued offering costs	50,000	203,607
Offering costs paid through the Promissory Note	5,000	89,890
Initial classification of Class A Ordinary Shares subject to possible redemption		300,351,192
Change in value of Class A Ordinary Shares subject to possible redemption		6,152,436
Deferred underwriting fee payable	0	$ 12,075,000
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	$ 20,000